UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

2545 S. Kelly Avenue

Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

Yorkville High Income MLP ETF

Yorkville High Income Infrastructure MLP ETF

Semi-Annual Report

May 31, 2013

Yorkville ETF Advisors
Table of Contents

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to each Fund’s securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-YES-YETF; and (ii) on the Commission’s website at http://www.sec.gov.

Yorkville ETF Advisors
Schedules of Investments •   Yorkville High Income MLP ETF

May 31, 2013 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 101.9%
Energy — 86.8%
Alliance Holdings GP	78,004	$4,971,195
Alliance Resource Partners	153,332	11,082,837
Atlas Energy	222,460	10,900,540
Atlas Resource Partners	267,827	6,087,708
BreitBurn Energy Partners	484,432	8,976,525
Calumet Specialty Products Partners	239,677	8,184,970
Capital Product Partners	493,285	4,528,356
EV Energy Partner	179,771	6,842,084
Exterran Partners	251,802	6,977,434
Global Partners	104,536	3,440,280
Golar LNG Partners	303,556	10,114,486
Legacy Reserves	359,263	9,520,469
Linn Energy	247,759	8,151,271
Memorial Production Partners	494,886	9,308,806
Mid-Con Energy Partners	163,344	3,809,182
Natural Resource Partners	393,674	8,759,247
NGL Energy Partners	221,522	6,167,172
Pioneer Southwest Energy Partners	165,857	5,390,353
QR Energy	544,137	9,195,915
Teekay LNG Partners	207,407	8,897,760
Teekay Offshore Partners	325,761	10,564,429
Vanguard Natural Resources	337,615	9,503,862
		171,374,881
Industrials — 4.7%
Navios Maritime Partners	668,031	9,245,549
Utilities — 10.4%
Ferrellgas Partners	471,270	9,981,498
Suburban Propane Partners	223,911	10,577,556
		20,559,054
Total Master Limited Partnerships (Cost $189,078,397)		201,179,484
Total Investments – 101.9% (Cost $189,078,397)		$201,179,484

Percentages are based on Net Assets of $197,475,669.

GP — General Partner

As of May 31, 2013, all of the Fund's investments were considered Level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Schedules of Investments •   Yorkville High Income Infrastructure MLP ETF

May 31, 2013 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 99.3%
Energy — 99.3%
Access Midstream Partners	15,796	$679,544
Atlas Pipeline Partners	16,867	627,621
Boardwalk Pipeline Partners	20,812	616,035
Buckeye Partners	10,788	713,518
Cheniere Energy Partners	23,592	731,116
Crosstex Energy	33,817	651,316
DCP Midstream Partners	14,632	699,410
El Paso Pipeline Partners	13,831	568,316
Enbridge Energy Partners	18,800	554,788
Energy Transfer Equity	11,572	661,456
Energy Transfer Partners	12,238	594,889
Enterprise Products Partners	10,178	604,471
Kinder Morgan Energy Partners	6,363	530,674
MarkWest Energy Partners	10,561	695,336
NuStar Energy	11,329	527,818
NuStar GP Holdings	18,021	495,938
ONEOK Partners	9,474	490,374
Plains All American Pipeline	10,984	617,081
PVR Partners	22,035	567,622
Regency Energy Partners	23,669	606,873
Sunoco Logistics Partners	9,981	604,250
Targa Resources Partners	14,420	670,674
TC Pipelines	13,232	576,518
Tesoro Logistics	12,750	791,010
Williams Partners	11,232	560,365
Total Master Limited Partnerships (Cost $15,046,787)		15,437,013
Total Investments – 99.3% (Cost $15,046,787)		$15,437,013

Percentages are based on Net Assets of $15,549,305

As of May 31, 2013, all of the Fund's investments were considered Level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Assets and Liabilities
May 31, 2013 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
Assets:
Investments at Cost	$189,078,397	$15,046,787
Investments at Fair Value	$201,179,484	$15,437,013
Cash	156,532	259,783
Deferred Tax Asset	1,756,355	71,121
Receivable for Capital Shares Sold	1,870,000	—
Dividends Receivable	69,211	—
Total Assets	205,031,582	15,767,917
Liabilities:
Deferred Tax Liability	5,502,467	209,896
Payable for Taxes	71,082	—
Payable for Investment Securities Purchased	1,850,159	—
Payable due to Investment Adviser	132,205	8,716
Total Liabilities	7,555,913	218,612
Net Assets	$197,475,669	$15,549,305
Net Assets Consist of:
Paid-in Capital	$201,910,000	$15,394,500
Undistributed (Distributions in Excess of) Net Investment Income, Net of Deferred Taxes	(11,074,713)	(93,133)
Accumulated Net Realized Gain on Investments, Net of Deferred Taxes	(994,906)	161
Net Unrealized Appreciation on Investments, Net of Deferred Taxes	7,635,288	247,777
Net Assets	$197,475,669	$15,549,305
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	10,750,000	750,000
Net Asset Value, Offering and Redemption Price Per Share	$18.37	$20.73

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Operations
For the period ended May 31, 2013 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF(1)
Investment Income:
Distributions from Master Limited Partnerships	$6,055,890	$140,220
Less: Return of Capital Distributions	(5,743,046)	(140,220)
Total Investment Income	312,844	—
Expenses:
Management Fees	571,652	18,265
Total Expenses	571,652	18,265
Net Investment Loss, Before Taxes	(258,808)	(18,265)
Deferred Income Tax Benefit/(Expense)	96,225	6,619
Net Investment Loss, Net of Taxes	(162,583)	(11,646)
Net Realized Gain/(Loss) on:
Investments	(1,390,145)	252
Current Tax Benefit/(Expense)	(71,082)	—
Deferred Tax Benefit/(Expense)	587,938	(91)
Net Realized Gain/(Loss) on Investments, Net of Taxes	(873,289)	161
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,767,396	390,226
Deferred Tax Benefit/(Expense)	(4,465,799)	(142,449)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	9,301,597	247,777
Net Realized and Unrealized Gain/(Loss) on Investments, Net of Taxes	8,428,308	247,938
Net Increase in Net Assets Resulting from Operations	$8,265,725	$236,292
(1)	The Fund commenced operations on February 11, 2013.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Changes in Net Assets

	Yorkville High Income MLP ETF		Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(1)	Period Ended May 31, 2013(2) (Unaudited)
Operations:
Net Investment Income (Loss), Net of Taxes	$(162,583)	$87,409	$(11,646)
Net Realized Gain (Loss) on Investments, Net of Taxes	(873,289)	(121,617)	161
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	9,301,597	(1,666,309)	247,777
Net Increase (Decrease) in Net Assets Resulting from Operations	8,265,725	(1,700,517)	236,292
Distributions to Shareholders:
Investment Income	(1,631,520)	(87,409)	(16,819)
Tax Return of Capital	(5,627,210)	(3,653,400)	(64,668)
Total Distributions to Shareholders	(7,258,730)	(3,740,809)	(81,487)
Capital Share Transactions:
Issued In-Kind	108,049,000	99,714,000	15,394,500
Redeemed	(920,500)	(4,932,500)	—
Increase in Net Assets from Capital Share Transactions	107,128,500	94,781,500	15,394,500
Total Increase in Net Assets	108,135,495	89,340,174	15,549,305
Net Assets:
Beginning of Period	89,340,174	—	—
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of ($11,074,713), ($3,653,400) and ($93,133), respectively)	$197,475,669	$89,340,174	$15,549,305
Share Transactions:
Issued In-Kind	5,800,000	5,250,000	750,000
Redeemed	(50,000)	(250,000)	—
Net Increase in Shares Outstanding from Share Transactions	5,750,000	5,000,000	750,000
(1)	The Fund commenced operations on March 12, 2012.
(2)	The Fund commenced operations on February 11, 2013.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Financial Highlights

Selected Per Share Data & Ratios
For the period ended May 31, 2013 (Unaudited) and the period ended November 30
For a Share Outstanding Throughout the Period

													Ratio of Expenses to Average Net Assets†			Ratio of Investment Income/(Loss) to Average Net Assets†
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Return of Capital	Net Realized and Unrealized Gain on Investments		Total from Operations	Distributions from Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(5)	Net Assets End of Period (000)	Before Income Tax Expense/ Benefit	Net Income Tax Expense/ Benefit(7)	Total Expenses	Before Income Tax Expense/ Benefit	Tax Expense/ Benefit(8)	Net Investment Income (Loss)	Portfolio Turnover(5)(6)
Yorkville High Income MLP ETF
2013(2)	$17.87	$(0.02)	$0.76	$0.58	(9)	$1.32	$(0.18)	$(0.64)	$(0.82)	$18.37	7.36%	$197,476	0.82%	5.52%	6.34%	(0.37)%	0.14%	(0.23)%	49%
2012(1)(3)	$20.00	$0.03	$1.13	$(2.08)		$(0.92)	$(0.02)	$(1.19)	$(1.21)	$17.87	(4.51)%	$89,340	0.82%	0.00%	0.82%	0.25%	(0.00)%	0.25%	2%
Yorkville High Income Infrastructure MLP ETF
2013(2)(4)	$20.00	$(0.03)	$0.39	$0.70		$1.06	$(0.07)	$(0.26)	$(0.33)	$20.73	5.35%	$15,549	0.82%	6.04%	6.86%	(0.81)%	0.29%	(0.52)%	—%
*	Per share data calculated using average shares method.
†	Annualized.
(1)	For the period ended November 30, 2012. All ratios for the period have been annualized.
(2)	For the period ended May 31, 2013. All ratios for the period have been annualized.
(3)	The Fund commenced operations on March 12, 2012.
(4)	The Fund commenced operations on February 11, 2013.
(5)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(6)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(7)	Net Income tax expense for the ratio calculation is derived from net investment, and realized and unrealized gains/(losses).
(8)	Income tax expense for the ratio calculation is derived from net investment income only.
(9)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in Net Asset Value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with four investment portfolios. The financial statements herein relate to the following funds: The Yorkville High Income MLP ETF and the Yorkville High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The Yorkville High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The Yorkville High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds business affairs and other administrative matters. The Yorkville High Income Infrastructure MLP ETF commenced operations on February 11, 2013.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued principally in-kind for securities included in a specified universe. Redemption of Creation Units are effected principally for cash. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Return of Capital Estimates — Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) or Royalty Income Trusts after their tax reporting periods are concluded. For the period ended November 30, 2012, the Yorkville High Income MLP ETF estimated that 100% of the MLP and approximately 4.93% of the Royalty Income Trust distributions received would be treated as return of capital. However, one of the Fund’s MLP’s owns stock of a C-corporation that paid a dividend in the period ended November 30, 2012; which increased the Fund’s estimate of its taxable income. For the period ended May 31, 2013, the Yorkville High Income MLP ETF used the same estimates from the period ended November 30, 2012. The

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Yorkville High Income Infrastructure MLP ETF estimated that 100% of its MLP distributions received would be treated as return of capital. As of May 31, 2013, the Yorkville High Income MLP ETF no longer owned any interests in the Royalty Income Trusts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not `readily available` are valued in accordance with Fair Value Procedures established by the Board. The Funds Fair Value Procedures are implemented through a Fair Value Committee (the ”Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2013, there have been no significant changes to the Funds fair valuation methodologies.

Federal and Other Income Taxes — Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but are taxed as a regular C-corporation. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Funds from qualifying as regulated investment companies due to the Funds’ concentration in MLP securities. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 34% for taxable income less than $10 million. The Funds may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund currently is using an estimated 37% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 3% rate attributable to state taxes (net of federal benefit).

As a consequence of being taxed as a C corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

statement reporting and determining NAV of the Funds. From time to time, Yorkville ETF Advisors will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any deferred tax liabilities. The Index and Infrastructure Index (the “Indicies”) however are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP and Royalty Income Trust holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2013. As of May 31, 2013, the Funds distributions for the period ended May 31, 2013 were expected to be mostly return of capital.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Yorkville High Income MLP ETF	50,000	$500	$918,500	$500
Yorkville High Income Infrastructure MLP ETF	50,000	500	1,036,500	500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds. Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”), serve as sub-adviser to the Funds.

The Adviser has retained the Investment Sub-Adviser to be responsible for the day-to-day management of the Funds and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to each Fund, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of each Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

The Investment Sub-Adviser, a Delaware limited liability company, is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.62% on the average daily net assets of each Fund.

The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser, including any portion of the minimum fee payable by the Funds to the Adviser that exceeds 0.82% of each Funds average daily net assets.

The Trading Sub-Adviser is a wholly-owned subsidiary of VTL Associates, LLC and is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Trading Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of each Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

3. AGREEMENTS (continued)

Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. JPMorgan Chase Bank, N.A. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Domestic Custody Agreement and Agency Services Agreement. The Adviser of the Funds pays these fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Yorkville High Income MLP ETF	$70,240,412	$70,068,829
Yorkville High Income Infrastructure MLP ETF(1)	92,206	5,116
(1)	Commenced operations on February 11, 2013.

For the period from March 12, 2012 through November 30, 2012, in-kind transactions associated with Creations were:

	Purchases	Proceeds	Net Realized Gain
Yorkville High Income MLP ETF(1)	$99,426,178	$—	$—
(1)	Commenced operations on March 12, 2012.

For the period from November 30, 2012 through May 31, 2013, in-kind transactions associated with Creations were:

	Purchases	Proceeds	Net Realized Gain
Yorkville High Income MLP ETF	$105,150,140	$—	$—
Yorkville High Income Infrastructure MLP ETF(1)	15,096,812	—	—
(1)	Commenced operations on February 11, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Funds.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

5. CONCENTRATION OF RISKS

The Funds assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

6. INCOME TAXES

The Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF income tax expense/(benefit) for the period ended May 31, 2013 consists of the following:

Yorkville High Income MLP ETF

	Current	Deferred	Total
Federal	$61,871	$4,035,457	$4,097,328
State (net of federal)	9,211	377,434	386,645
Valuation Allowance	—	(631,255)	(631,255)
Total	$71,082	$3,781,636	$3,852,718

Yorkville High Income Infrastructure MLP ETF

	Current	Deferred	Total
Federal	$—	$127,523	$127,523
State (net of federal)	—	8,398	8,398
Valuation Allowance	—	—	—
Total	$—	$135,921	$135,921

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(loss) on investments before taxes as follows:

	From November 30, 2012 to May 31, 2013
Yorkville High Income MLP ETF	Amount	Rate
Income Tax Expense/(Benefit) at Statutory Rate	$4,117,139	34.00%
State Tax Benefit (net of federal)	388,498	3.21%
Valuation Allowance	(631,255)	(5.21)%
Other	(21,664)	(0.18)%
Net Income Tax Expense/(Benefit)	$3,852,718	31.82%

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

6. INCOME TAXES (continued)

	From February 11, 2013(1) to May 31, 2013
Yorkville High Income Infrastructure MLP ETF	Amount	Rate
Income Tax Expense/(Benefit) at Statutory Rate	$127,523	34.00%
State Tax Benefit (net of federal)	8,398	2.24%
Valuation Allowance	—	0.00%
Other	—	0.00%
Net Income Tax Expense/(Benefit)	$135,921	36.24%
(1)	Commenced operations on February 11, 2013.

Components of the Funds deferred tax assets and liabilities are as follows:

	Yorkville High Income MLP ETF	Yorkville High Income MLP ETF(1)	Yorkville High Income Infrastructure MLP ETF(2)
	Period ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012	Period ended May 31, 2013 (Unaudited)
Deferred Tax Assets:
Unrealized loss	$1,756,355	$1,611,129	$64,593
Capital loss carryforward	—	45,146	—
Net operating loss carryforward	—	—	6,528
Total Deferred Tax Assets	1,756,355	1,656,275	71,121
Deferred Tax Liabilities:
Unrealized gain on investments	$(5,526,159)	$(992,573)	$(207,041)
Other	23,692	—	(2,855)
Total Deferred Tax Liabilities	(5,502,467)	(992,573)	(209,896)
Total Net Deferred Tax Assets/(Liabilities)	(3,746,112)	663,702	(138,775)
Valuation Allowance	—	(631,255)	—
Net Deferred Tax Asset/(Liability)	$(3,746,112)	$32,447	$(138,775)
(1)	Commenced operations on March 12, 2012.
(2)	Commenced operations on February 11, 2013.

The Funds review the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Funds will be subject to taxation on its taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from its underlying Index.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

6. INCOME TAXES (concluded)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits.

	Yorkville High Income MLP ETF	Yorkville High Income MLP ETF(1)	Yorkville High Income Infrastructure MLP ETF(2)
	Period ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012	Period ended May 31, 2013 (Unaudited)
Unrecognized tax benefit (beginning balance)	$—	$—	$—
Changes for prior period positions	—	—	—
Current period positions	—	—	—
Settlements	—	—	—
Lapse of Statute of limitations	—	—	—
Unrecognized tax benefit (ending balance)	$—	$—	$—
(1)	Commenced operations on March 12, 2012.
(2)	Commenced operations on February 11, 2013.

As this is the first year of operations, the Yorkville High Income MLP ETF was unable to estimate its 2012 taxable income. Therefore, the Funds will true-up the payable for taxes and accrue any potential interest and penalties as the tax returns are prepared and filed.

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Yorkville High Income MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Fund. The Yorkville High Income MLP ETF’s initial tax year is March 12, 2012 to November 30, 2012. The Yorkville High Income Infrastructure MLP ETF began business on February 11, 2013, and its initial tax year does not end until November 30, 2013. Neither Fund has filed any tax returns and so their initial tax years are open for examination by U.S. and state tax authorities. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Yorkville High Income MLP ETF	$189,078,397	$17,388,154	$(5,287,067)	$12,101,087
Yorkville High Income Infrastructure MLP ETF	15,046,787	718,832	(328,606)	390,226

7. OTHER

At May 31, 2013, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

Yorkville ETF Advisors
Notes to the Financial Statements
May 31, 2013 (Unaudited)

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Yorkville ETF Advisors
Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 23, 2012, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Yorkville High Income Infrastructure MLP ETF (the “Fund”); 2) a Sub-Advisory Agreement between the Adviser and Yorkville ETF Advisors LLC (“Yorkville”),on behalf of the Fund; and 3) a Sub-Advisory Agreement between the Adviser and Index Management Solutions LLC (“IMS”), on behalf of the Fund (Yorkville and IMS collectively referred to as “Sub-Advisers”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers.

Prior to and at the meeting held on May 23, 2012, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on May 23, 2012, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Yorkville discussed their investment personnel and investment processes. Yorkville discussed its experience in master limited partnership (“MLP”) investing, including with an existing series of the Trust, the Yorkville High Income MLP ETF (“YMLP”). The representativesalso discussed the services to be provided by IMS, which would be responsible for executing purchase and sale transactions in the Fund. The Adviser and Yorkville’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers. Among other things, the Board considered the quality of the Adviser and the Sub-Advisers’ portfolio management personnel. The Board noted that it had recently reviewed the Adviser and the Sub-Advisers’ registration form (“Form ADV”) as well as responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Board noted that the Adviser and Sub-Advisers provided services to YMLP. Based on the factors

Yorkville ETF Advisors
Approval of Advisory Agreements & Board Considerations
(Unaudited)

above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Advisers.

Cost of Services Provided and Economies of Scale

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and the Sub-Advisers, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Advisers, and paying the Fund’s other expenses out of its own fee. The Board also evaluated the compensation and benefits expected to be received by the Adviser and the Sub-Advisers from their relationship with the Fund, taking into account projections of the Adviser and the Sub-Advisers’ anticipated profitability at different asset levels. Becauseit was not possible to determine the extent to which economies of scale would be realized by the Adviser and the Sub-Advisers as assets of the Fund grow, the Board did not make any conclusions regarding economies of scale. During future considerations of the Agreements, the Board will consider whether any economies of scale are being realized by the Adviser and the Sub-Advisers and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Advisers’ fees are reasonable in light of the services that the Adviser and the Sub-Advisers will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Yorkville ETF Advisors
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Annualized Expense Ratios(3)	Expenses Paid During Period
Yorkville High Income MLP ETF
Actual Fund Return	$1,000.00	$1,073.60	0.82%	$4.24	(1)
Hypothetical 5% Return	$1,000.00	$1,020.84	0.82%	$4.13	(1)
Yorkville High Income Infrastructure MLP ETF
Actual Fund Return	$1,000.00	$1,053.50	0.82%	$2.81	(2)
Hypothetical 5% Return	$1,000.00	$1,014.00	0.82%	$4.12	(1)
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 110/365 (to reflect the period since the commencement of operations).
(3)	Tax benefit/(expense) is not included in the ration calculation.

Yorkville ETF Advisors
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of a Fund may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds website at www.yetfs.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:

Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:

Yorkville ETF Advisors
950 Third Avenue, 23rd Floor
New York, NY 10022

Trading Sub-Adviser:

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YCM-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: August 5, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: August 5, 2013